Financial Instruments and Risk Management - Monetary Assets and Liabilities (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
U.S. dollar denominated, liabilities
Disclosure of financial assets [line items]
U.S. dollar denominated	$ 84,500	$ 1,399,881
U.S. dollar denominated, assets
Disclosure of financial assets [line items]
U.S. dollar denominated	$ 22,204	$ 21,450